RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries - Net Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OneLNG | Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	$ 0	$ 0	$ 1,399